Discontinued operations - Summary of results of the company’s discontinued operations (Details) - Disposed of by sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 11,592	$ 9,208
Cost of goods sold	14,046	10,478
Gross profit	(2,454)	(1,270)
Total operating expenses	10,000	5,174
Loss from operations	(12,454)	(6,444)
Total other expense, net	(8,128)	(3,271)
Loss before provision for income taxes	(20,582)	(9,715)
Provision for income taxes	(5,668)	(683)
Net loss from discontinued operations	$ (26,250)	$ (10,398)